Accrued Expenses and Other Current Liabilities (Details Narrative) - Sonnet BioTherapeutics Holdings, Inc. [Member] $ in Millions	12 Months Ended
Sep. 30, 2024 USD ($)
Reduced research and development expenses	$ 1.0
Reduced general and administrative expenses	$ 0.9